TRADE PAYABLES AND OTHER (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 559	$ 530
Other payables & accrued liabilities	662	672
Alliance refundable liability	100	0
Total trade payables and other	$ 1,321	$ 1,202